Revenue Recognition - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenues	$ 723,355	$ 835,469	$ 782,583
Global Seating
Disaggregation of Revenue [Line Items]
Revenues	314,682	348,690	358,826
Electrical Systems
Disaggregation of Revenue [Line Items]
Revenues	203,128	242,391	191,828
Trim Systems & Components
Disaggregation of Revenue [Line Items]
Revenues	205,545	244,388	231,929
Seats
Disaggregation of Revenue [Line Items]
Revenues	311,925	345,705	358,737
Seats | Global Seating
Disaggregation of Revenue [Line Items]
Revenues	311,925	345,705	358,737
Seats | Electrical Systems
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Seats | Trim Systems & Components
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Electrical wire harnesses, panels and assemblies
Disaggregation of Revenue [Line Items]
Revenues	205,885	245,376	191,917
Electrical wire harnesses, panels and assemblies | Global Seating
Disaggregation of Revenue [Line Items]
Revenues	2,757	2,985	89
Electrical wire harnesses, panels and assemblies | Electrical Systems
Disaggregation of Revenue [Line Items]
Revenues	203,128	242,391	191,828
Electrical wire harnesses, panels and assemblies | Trim Systems & Components
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Plastic & Trim components
Disaggregation of Revenue [Line Items]
Revenues	155,928	193,822	183,239
Plastic & Trim components | Global Seating
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Plastic & Trim components | Electrical Systems
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Plastic & Trim components | Trim Systems & Components
Disaggregation of Revenue [Line Items]
Revenues	155,928	193,822	183,239
Mirrors, wipers and controls
Disaggregation of Revenue [Line Items]
Revenues	49,617	50,566	48,690
Mirrors, wipers and controls | Global Seating
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Mirrors, wipers and controls | Electrical Systems
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Mirrors, wipers and controls | Trim Systems & Components
Disaggregation of Revenue [Line Items]
Revenues	$ 49,617	$ 50,566	$ 48,690